Consolidated Statements of Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Of Stockholders Equity [Abstract]
Common stock dividends per share	$ 0.9175	$ 0.8350	$ 2.753	$ 2.505
Preferred stock dividends per share	$ 4.375		$ 5.104